Cover Page Document	Sep. 09, 2019
Cover page. [Abstract]
Document Type	8-K
Entity Address, Address Line One	899 Cassatt Road,
Entity Incorporation, State or Country Code	DE
Amendment Flag	false
Entity Central Index Key	0001021162
Entity Registrant Name	TRIUMPH GROUP INC
Entity File Number	1-12235
Entity Tax Identification Number	51-0347963
Entity Address, Address Line Two	Suite 210,
Entity Address, City or Town	Berwyn,
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19312
Document Period End Date	Sep. 09, 2019
City Area Code	610
Local Phone Number	251-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false